Other Non-interest Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Non-interest Expense
Other Non-interest Expense

7. Other Non-Interest Expense

Significant components of the Company’s other non‑interest expense are as follows:

	For the Three Months Ended March 31,
	2015	2014
Business development	$101	$61
Office and postage	140	57
Director fees	35	20
Insurance	30	24
Security	21	34
Charitable contributions and donations	78	65
Travel	7	5
Training	10	10
Other	235	197
Total	$657	$473

15. Other Non-interest Expense

        Significant components of the Company's other non-interest expense are as follows:

	Years ended December 31,
	2014	2013	2012
Business development	$446	$308	$235
Office and postage	240	216	304
Director fees	198	83	45
Insurance	92	99	95
Security	115	105	102
Charitable contributions and dontations	147	135	62
Travel	41	42	37
Training	45	34	26
Other	787	701	553

Total	$2,111	$1,723	$1,459